787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

January 5, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	VALIC Company I
Securities Act File No. 002-83631
Investment Company Act File No. 811-3738

Ladies and Gentlemen:

On behalf of VALIC Company I (the “Registrant”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission Post-Effective Amendment No. 78 to the Registrant’s Registration Statement under the 1933 Act and Amendment No. 77 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”).

The International Growth Fund (the “Fund”) is a series of the Registrant. The purpose of the Amendment is to reflect a change in the Fund’s investment objective and certain changes to the Fund’s principal investment strategies and principal investment techniques and corresponding changes to the Fund’s risks. Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of issuers located outside of the United States. The Fund will compare its performance to the MSCI All Country World ex USA Index. Morgan Stanley Investment Management Inc. will serve as the Fund’s subadviser.

It is proposed that the Amendment will become effective on March 8, 2018 pursuant to Rule 485(a)(1) under the 1933 Act.

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

in alliance with Dickson Minto W.S., London and Edinburgh

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC
Christopher Tafone, Esq., SunAmerica Asset Management, LLC
Louis Ducote, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP